Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Wages, salaries and benefits	$ 735,566	$ 482,695
Wage subsidies		(24,108)
Purchased materials, supplies and services	436,356	278,743
Share-based compensation	133,667	56,745
Operating and general and administrative expenses	1,305,589	794,075
Allocated to:
Operating expense	1,124,601	698,144
General and administrative	180,988	95,931
Operating and general and administrative expenses	$ 1,305,589	$ 794,075